Investment Objectives and Goals	Oct. 27, 2025
HCM Defender 100 Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – HCM DEFENDER 100 INDEX ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to provide investment results that correspond, before fees and expenses, generally to the performance of the HCM Defender 100 Index (the “HCM 100 Index”).
HCM Defender 500 Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – HCM DEFENDER 500 INDEX ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to provide investment results that correspond, before fees and expenses, generally to the performance of the HCM Defender 500 Index (the “HCM 500 Index”).